Intangible Assets - Information (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets and goodwill	$ 21.7	$ 21.7	$ 21.8
Goodwill		3.9
Aspen trademark
Finite-Lived Intangible Assets [Line Items]
Value of the asset		1.1
Insurance Licenses
Finite-Lived Intangible Assets [Line Items]
Value of the asset		$ 16.7